Income Tax - Loss carry forward (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Hong Kong
Operating loss carryforwards
Net operating loss carry forwards	¥ 2,680
PRC
Operating loss carryforwards
Net operating loss carry forwards	350,848
Other
Operating loss carryforwards
Net operating loss carry forwards	¥ 1,731